Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Other current liabilities

9.      Other current liabilities

Other current liabilities consist of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Salary accrual	7,013,473	3,982,829
Deposit	10,000,000	5,000,000
Accrued construction in progress	46,180,063	34,060,872
Tax accrual	13,604,797	22,153,981
Others	14,179,838	19,952,140
Total	90,978,171	85,149,822

9.      Other current liabilities

Other current liabilities consist of the following:

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Salary accrual	8,536,985	7,013,473
Deposit	10,000,000	10,000,000
Accrued construction in progress	—	46,180,063
Tax accrual	13,609,170	13,604,797
Others	7,253,377	14,179,838
Total	39,399,532	90,978,171